SUPPLEMENT CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2024
SUPPLEMENTARY CASH FLOW INFORMATION

16. SUPPLEMENTARY CASH FLOW INFORMATION

	June 30, 2024	June 30, 2023
Net change in non-cash working capital items:
Inventory	$(1,100)	$(2,569)
Prepaid expenses and other assets	(417)	(484)
Taxes recoverable	1,532	(1,702)
Taxes payable	169	(836)
Accounts payable and accrued liabilities	(1,943)	2,465
Amounts receivable	122	1,824
Amounts due to related parties	(120)	7
	$(1,757)	$(1,295)

	June 30, 2024	June 30, 2023
Other supplementary information:
Interest paid	$123	$106
Taxes paid	13	15
	$136	$121

	June 30, 2024	June 30, 2023
Non-cash investing and financing activities:
Shares acquired under terms of option agreements	-	41
Transfer of share-based payments reserve upon exercise of RSUs	1,018	512
Transfer of share-based payments reserve upon exercise of Options	90	-
Equipment acquired under finance leases and equipment loans	820	2,925
	$1,928	$3,478